CAPITAL STOCK TRANSACTION (Details) (USD $)	Mar. 31, 2013	Nov. 05, 2010
CAPITAL STOCK TRANSACTION:
Plan Shares to meet the requirements	500,005
Common stock was issued to holders of various claims	500,005
Share Purchase Agreement		9,500,000
Issued an aggregate shares of common stock		$ 9,500
Issued an aggregate shares of common stock par value		$ 0.001
Shares of common stock currently issued and outstanding	10,000,005